DEBT - Loan Amendments and Cash Sweep Mechanism Additional Information (Details) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 29, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Feb. 28, 2015
Debt Instrument [Line Items]
Minimum value covenant	100.00%
Minimum value increase, option one	125.00%
Minimum value increase, option two	135.00%
Increase on variable rate	4.25%
Loan amendment free projected cash		$ 25,000,000
Repayments deferred		86,800,000	$ 40,500,000
Term Loan Facility of $420 Million [Member]
Debt Instrument [Line Items]
Principal amount	$ 420,000,000	420,000,000
Repayments deferred			15,500,000
Term Loan Facility of $425 Million [Member]
Debt Instrument [Line Items]
Principal amount	425,000,000	425,000,000	$ 425,000,000			$ 425,000,000
Minimum value covenant				70.00%	55.00%
Proceeds from issuance of debt	25,000,000.0
Repayments deferred		7,600,000
Term Loan Facility of $33.9 Million [Member]
Debt Instrument [Line Items]
Principal amount	33,900,000	33,900,000
Repayments deferred		1,700,000
Term Loan Facility of $82.5 Million [Member]
Debt Instrument [Line Items]
Principal amount	82,500,000	82,500,000
Repayments deferred		3,700,000
Term Loan Facility of $284 Million [Member]
Debt Instrument [Line Items]
Principal amount	$ 284,000,000	284,000,000
Repayments deferred		12,000,000
Senior Secured Term Loan Facility Of $22 Million [Member] | Golden Opus Inc. [Member]
Debt Instrument [Line Items]
Principal amount		$ 22,000,000
Percentage of debt guaranteed for joint venture		50.00%